Related Party Transactions-Lease Agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Terrible Herbst, Inc. [Member]
Related Party Transaction [Line Items]
Term of lease agreement	20 years
Rent revenue	$ 58	$ 300	$ 300
The Herbst Family Limited Partnership II [Member]
Related Party Transaction [Line Items]
Rent expense	58	200	200
Herbst's Grandchildren's Trust [Member]
Related Party Transaction [Line Items]
Rent expense	200	600	600
Herbst Family Limited Partnership [Member]
Related Party Transaction [Line Items]
Rent expense	35	200	200
Searchlight Casino [Member] | Terrible Herbst, Inc. [Member]
Related Party Transaction [Line Items]
Rent expense	$ 30	$ 200	$ 200